RELATED PARTY TRANSACTIONS - Activity for related party transactions (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Loans and Leases Receivable, Related Parties [Roll Forward]
Related party extensions of credit, beginning of period	$ 3,829	$ 4,361
New loans	745	848
Repayments	(743)	(1,380)
Related party extensions of credit, end of period	$ 3,831	$ 3,829